RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
RELATED PARTIES
NOTE 12: RELATED PARTIES
The related parties of the Group are predominately subsidiaries, joint operations, joint ventures, associates and key management personnel (see note 8.1) of the Group. Transactions between the parent company, its subsidiaries and joint operations are eliminated on consolidation and are not disclosed in this note. Related parties include the Significant Shareholder, which is a trust of which Mr. Lakshmi N. Mittal, Mrs. Usha Mittal and their children are the beneficiaries and which owns, together with shares owned directly by Mr. and Mrs. Mittal, 39.87% of ArcelorMittal’s issued ordinary shares.
Transactions with related parties of the Company mainly relate to sales and purchases of raw materials and steel products and were as follows:
12.1 Sales and trade receivables

		Year ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2023	2022	2021	2023	2022
Calvert	Joint Venture	3,405	3,521	3,549	17	38
Gonvarri Steel Industries [1]	Associate	2,474	2,526	2,234	98	118
Aperam	Other	445	536	478	44	69
Borçelik	Joint Venture	371	427	484	33	6
Bamesa	Associate	345	311	370	33	20
Tuper	Joint Venture	238	336	326	39	43
ArcelorMittal CLN Distribuzione Italia	Joint Venture	214	333	499	1	2
Tameh	Joint Venture	214	292	107	16	29
Coils Lamiere Nastri (C.L.N.)	Associate	185	195	150	21	3
WDI [2]	Associate	183	195	195	1	1
AMNS India	Joint Venture	101	69	59	1	31
ArcelorMittal RZK Çelik Servis Merkezi	Joint Venture	88	177	154	2	6
Other [3]		562	826	1,914	66	311
Total		8,825	9,744	10,519	372	677
1.Gonvarri Steel Industries include mainly the joint ventures ArcelorMittal Gonvarri Brasil Productos Siderúrgicos and ArcelorMittal Gonvarri SSC Slovakia.
2.WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.
3.Other includes Acciaierie d'Italia. On April 14, 2021, ArcelorMittal completed an investment agreement with Invitalia, an Italian state-owned company, forming the joint venture Acciaierie d’Italia (see note 2.3). On September 30, 2021, the raw material supply agreement between Acciaierie d’Italia and the Company expired without renewal.
12.2 Purchases and trade payables

		Year ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2023	2022	2021	2023	2022
Tameh	Joint Venture	669	830	404	111	147
Global Chartering	Joint Venture	296	413	286	13	13
Integrated Metal Recycling	Joint Venture	125	99	167	1	3
AMNS India	Joint Venture	96	105	166	20	8
Aperam	Other	92	126	86	10	12
Exeltium	Associate	85	85	71	16	14
Alkat	Associate	75	90	68	12	9
Baycoat	Joint Venture	62	60	53	8	6
Enerfos	Joint Venture	60	44	46	21	9
Sitrel	Joint Venture	60	110	88	3	—
CFL Cargo	Associate	59	52	71	4	14
Other		370	286	367	141	131
Total		2,049	2,300	1,873	360	366
12.3 Other transactions with related parties
As of December 3, 2014, ArcelorMittal Calvert LLC signed a member capital expenditure loan agreement with the joint venture Calvert and as of December 31, 2023 and 2022, the loans amounted to 230 and 212, respectively, including accrued interest. The loans bear interest from 2.27% to 6.93% and have various maturity dates ranging from less than 1 to 25 years.
On November 8, 2019, Baffinland entered into an agreement with a bank to finance up to 6 million tonnes at 78% of the value of the iron ore produced and hauled to the port of Milne Inlet by Baffinland up to a limit of 450. This arrangement was renewed several times since then, most recently on November 23, 2023. That renewal provides for the bank to finance 87% of the value of the iron ore produced and hauled to the port of Milne Inlet by Baffinland up to a limit of 600.